Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consisted of the following:
	June 30, 2024	December 31, 2023
Payments made on behalf of the Sponsor(a)	$—	$300,000
Payments made on behalf of a third party(b)	315,000	315,000
Prepaid expenses	44,175	8,221
	$359,175	$623,221

(a)	As discussed in Note 1, TP Holdings entered into a Merger Agreement with FLFV and its Merger Sub. The balance of payments on behalf of the Sponsor represented the payments of extension loans in an amount of $560,000 made by TP Holdings on behalf of the Sponsor.
(b)	Before entering into a Merger Agreement with FLFV, TP Holdings entered into a letter of intent with Aetherium Acquisition Corp. (“GMFI”) to explore a potential business combination. TP Holdings paid extension loans in an amount of $300,000 and working capital loans in an amount of $15,000 on behalf of GMFI the letter of intent with GMFI was terminated.
Other current assets consisted of the following:
	December 31, 2023	December 31, 2022
Payments on behalf of the sponsor of FLFV(a)	$300,000	$—
Payments on behalf of a third party(b)	315,000	—
Prepaid expenses	8,221	—
	$623,221	$—

(a)	Pursuant to Note 1, the Company entered into a Merger Agreement with FLFV and its Merger Sub. The balance of payments on behalf of the sponsor of FLFV represented the payments of extension loans of $300,000 on behalf of the sponsor of FLFV.
(b)	Before entering into a Merger Agreement with FLFV, the Company entered into a letter of intent with Aetherium Acquisition Corp (“GMFI”) to consummate a business combination. The Company paid extension loans of $300,000 and working capital loans of $15,000 on behalf of GMFI before it terminated the transaction with GMFI.